Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (49,262,919)	$ (20,773,868)	$ (25,095,538)	$ (3,720,730)	$ (14,986,290)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	32,038,383	29,750,462	41,098,672	22,802,691	33,452,073
Change in deferred tax liability	(3,299,330)	(409,649)	(806,083)
Accretion of fair market value adjustment of secured debt	(98,337)	(98,850)	(131,611)	(413,353)	(340,382)
Amortization of debt issuance costs	2,832,240	2,997,801	3,996,676	1,582,049	1,424,790
Equity based compensation expense	1,166,017	208,496	404,540	75,293	33,971
Contingent earnout expense	(5,100,000)	300,000	200,000
Impairment of goodwill and intangible assets	36,465,732	0
Impairment of investments in Managed REITs	4,376,879	0
Unrealized foreign currency and derivative (gains) losses	163,216	(630,864)	(797,999)	151,777	(288,603)
Net loss on extinguishment of debt	0	1,487,867	2,647,633	0	0
Gain resulting from acquisition of unconsolidated affiliates		(8,017,353)	(8,017,353)
Gain on sale of real estate			(3,944,696)
Increase (decrease) in cash from changes in assets and liabilities:
Other assets, net	558,553	(363,480)	(835,114)	(1,237,429)	(1,421,813)
Accounts payable and accrued liabilities	3,077,198	4,410,733	1,576,029	(794,156)	1,721,910
Managed REITs receivables	(48,302)	33,685	(122,629)
Due to affiliates	(320,134)	(752,631)	(405,505)	(87,017)	339,357
Net cash provided by operating activities	22,549,196	8,142,349	9,767,022	18,359,125	19,935,013
Cash flows from investing activities:
SSGT Mergers, net of cash acquired	(345,538,595)		(345,538,595)
Self Administration Transaction, net of cash acquired		(3,292,958)	(3,292,958)
Purchase of real estate	(612,892)	(9,435,343)	(9,435,343)		(49,432,644)
Additions to real estate	(11,761,393)	(7,993,081)	(12,291,574)	(1,952,738)	(4,165,926)
Deposits on acquisition of real estate facilities	(148,367)	(200,000)	(200,000)
Investment in real estate joint ventures				(3,358,814)
Net proceeds from the sale of real estate			15,721,610
Settlement of foreign currency hedges	398,951	1,064,287	918,558	2,132,261	(3,947,758)
Purchase of foreign currency hedge		(147,347)	(147,347)
Settlement of company owned life insurance		3,122,962	3,122,962
Proceeds from sale of real estate joint venture		3,357,814	3,358,814
Net cash used in investing activities	(18,558,701)	(359,062,261)	(347,783,873)	(3,179,291)	(57,546,328)
Cash flows from financing activities:
Distributions paid to preferred stockholders	(6,305,722)
Issuance costs	(519,456)	(509,512)	(3,573,836)
Gross proceeds from issuance of debt	338,466	531,334,779	535,852,363	91,229,806	166,186,951
Repayment of debt		(141,088,724)	(251,732,077)	(72,513,082)	(130,671,050)
Scheduled principal payments on debt	(516,897)	(566,816)	(802,789)	(1,892,622)	(1,564,587)
Debt issuance costs	(4,494)	(8,514,829)	(8,531,362)	(1,892,495)	(548,206)
Prepaid debt issuance costs				(1,075,000)
Debt defeasance costs		(1,690,703)	(1,690,703)
Gross proceeds from issuance of common stock					18,879,477
Common stock offering costs			(709,842)	(693,971)	(2,339,113)
Gross proceeds from issuance of preferred stock			150,000,000
Redemption of common stock	(438,783)	(5,331,329)	(5,740,677)	(7,758,830)	(1,741,113)
Distributions paid to common stockholders	(14,311,105)	(13,607,658)	(18,207,418)	(17,566,799)	(16,671,024)
Redemption of noncontrolling interest		(200,000)	(200,000)	(125,000)
Distributions paid to noncontrolling interests in our Operating Partnership	(4,124,617)	(1,079,696)	(2,440,247)	(253,480)	(252,671)
Net cash provided by (used in) financing activities	(25,929,065)	358,745,512	392,223,412	(12,541,473)	31,278,664
Impact of foreign exchange rate changes on cash and cash equivalents and restricted cash	(98,343)	96,122	352,354	(494,565)	166,258
Change in cash, cash equivalents, and restricted cash	(22,036,913)	7,921,722	54,558,915	2,143,796	(6,166,393)
Cash, cash equivalents, and restricted cash beginning of period	68,571,123	14,012,208	14,012,208	11,868,412	18,034,805
Cash, cash equivalents, and restricted cash end of period	46,534,210	21,933,930	68,571,123	14,012,208	11,868,412
Supplemental disclosures and non-cash transactions:
Cash paid for interest	25,021,817	26,457,563	35,942,900	17,976,018	15,994,203
Supplemental disclosure of noncash activities:
Write-off of unamortized debt issuance costs		356,519
Additions to real estate and construction in process included in accounts payable	250,172	864,237
Issuance of shares pursuant to distribution reinvestment plan	12,001,955	12,059,591	16,046,534	16,057,113	16,006,277
Distributions payable	6,017,893	3,326,601	5,159,105	2,890,395	2,852,100
Redemption of common stock included in accounts payable and accrued liabilities	1,269,644	405,971	431,326	1,291,520	723,733
Deposit applied to the purchase of real estate	200,000		1,000,000		250,000
Real estate and construction in process included in accounts payable and accrued liabilities			1,420,217	617,667	165,806
Issuance of units in our Operating Partnership		18,800,000
Debt assumed in SSGT Mergers		5,038,435	5,038,435
Net liabilities assumed in SSGT Mergers		1,712,596	1,712,596
Debt assumed in the Self Administration Transaction		19,219,126	19,219,126
Contingent earnout consideration issued in the Self Administration Transaction			30,900,000
Deferred tax liabilities related to the Self Administration Transaction		7,415,654	7,415,654
Accounts payable and other accrued liabilities assumed in the Self Administration Transaction		722,286	722,286
Transfer of other assets to debt issuance costs		1,075,000	1,075,000
Foreign currency contracts, interest rate swaps, and interest rate cap contract in accounts payable and accrued liabilities and other assets			3,575,580	2,774,111	76,955
Issuance of common stock in exchange for units in our Operating Partnership				$ 4,254,009
Debt and accrued liabilities assumed during purchase of real estate					39,967,787
Offering costs included in accounts payable and accrued liabilities					1,410
Offering costs included in due to affiliates					299,299
SSGT Mergers
Supplemental disclosure of noncash activities:
Issuance of units in our Operating Partnership		4,217,399	4,217,399
Self Administration Transaction
Supplemental disclosure of noncash activities:
Issuance of units in our Operating Partnership		63,643,000	63,643,000
Real Estate Facilities
Supplemental disclosure of noncash activities:
Issuance of units in our Operating Partnership					$ 4,875,454
Limited Partner
Supplemental disclosure of noncash activities:
Issuance of units in our Operating Partnership			$ 18,800,000
Contingent earnout consideration issued in the Self Administration Transaction		$ 30,900,000
Preferred Stock
Cash flows from investing activities:
Preferred equity investment in SSGT II	(6,435,000)
Cash flows from financing activities:
Issuance costs	$ (46,457)